Segment Information and Revenue Analysis (Details) - Schedule of revenues by domestic and overseas - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Segment Information and Revenue Analysis (Details) - Schedule of revenues by domestic and overseas [Line Items]
Revenues	$ 126,061,693	$ 89,415,798	$ 64,932,937
Mainland China [Member]
Segment Information and Revenue Analysis (Details) - Schedule of revenues by domestic and overseas [Line Items]
Revenues	112,511,341	78,840,635	60,398,820
Singapore [Member]
Segment Information and Revenue Analysis (Details) - Schedule of revenues by domestic and overseas [Line Items]
Revenues	9,613,026	7,369,345	2,525,489
Hong Kong [Member]
Segment Information and Revenue Analysis (Details) - Schedule of revenues by domestic and overseas [Line Items]
Revenues	3,728,039	3,071,857	1,961,763
Malaysia [Member]
Segment Information and Revenue Analysis (Details) - Schedule of revenues by domestic and overseas [Line Items]
Revenues	148,128	125,748
United States [Member]
Segment Information and Revenue Analysis (Details) - Schedule of revenues by domestic and overseas [Line Items]
Revenues	34,740
Japan [Member]
Segment Information and Revenue Analysis (Details) - Schedule of revenues by domestic and overseas [Line Items]
Revenues	26,419	5,394
Australia [Member]
Segment Information and Revenue Analysis (Details) - Schedule of revenues by domestic and overseas [Line Items]
Revenues		2,167	46,865
India [Member]
Segment Information and Revenue Analysis (Details) - Schedule of revenues by domestic and overseas [Line Items]
Revenues		$ 652